SUBSEQUENT EVENTS (Details) - Northern Genesis Acquisition Corp II [Member] - USD ($)		9 Months Ended
	Nov. 09, 2021	Sep. 30, 2021
Subsequent Events (Details) [Line Items]
Subsequent event, description		the Sponsor amended the August 12, 2021 Commitment Letter to provide $2,000,000 in working capital loans in addition to the previously provided $1,000,000. As of September 30, 2021, there was $750,000 of working capital loans outstanding.
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Working capital warrants	$ 2,000,000